Convertible Redeemable Participating Preferred Shares	12 Months Ended
Dec. 31, 2016
Text Block [Abstract]
Convertible Redeemable Participating Preferred Shares
11.	CONVERTIBLE REDEEMABLE PARTICIPATING PREFERRED SHARES

On April 12, 2012, the Group entered into the preferred share purchase agreements with a group of investors to issue an aggregate of 53,454,550 convertible redeemable participating preferred shares Series A-1 (“Series A-1”) and convertible redeemable participating preferred shares Series A-2 (“Series A-2”) to a group of investors for an aggregate consideration of $2,100.

On June 11, 2012, the Group entered into the preferred share purchase agreements with a group of investors to issue an aggregate of 19,797,980 convertible redeemable participating preferred shares Series A-3 (“Series A-3”) (Series A-1, Series A-2 and Series A-3 are collectively referred to as “Series A”) to a group of investors for a consideration of $4,000.

On July 13, 2012, the Group entered into the preferred share purchase agreements with a group of investors to issue an aggregate of 55,063,140 convertible redeemable participating preferred shares Series B (“Series B”) to a group of investors for a consideration of $18,006.

In July 2012, the Group redesignated 4,894,500 Series A-1 preferred shares held by an old investor into Series B preferred shares, and the old investor then transferred 4,894,500 Series B preferred shares to a new investor at the purchase price of $0.286 per share for a total consideration of $1,400 in cash. Also in January 2013, the Group redesignated another 10,079,373 Series A-1 preferred shares of the same old investor into Series B preferred shares, and the old investor then transferred 10,079,373 Series B preferred shares to the same new investor at the purchase price of $0.425 per share for a total consideration of $4,280 in cash. The Group did not receive any proceeds for the transfer between the old investor and the new investor, nor receive any consideration for the redesignation for the shares transferred. The Group accounted for such redesignation as an extinguishment of 4,894,500 and 10,079,373 Series A-1 preferred shares repurchased and recorded $1,361 and $2,766 as deem dividend for the years ended December 31, 2012 and 2013, respectively, based on the difference between the fair value of the consideration transferred to the new investor (i.e., fair value of Series B preferred shares) and the carrying amount of such Series A-1 preferred shares.

On October 8, 2013, the Group entered into the preferred share purchase agreements with a group of investors to issue an aggregate of 36,008,642 convertible redeemable participating preferred shares Series C (“Series C”) to a group of investors for a consideration of $45,000.

On April 22, 2014, the Group entered into the preferred share purchase agreements with a group of investors to issue an aggregate of 43,693,356 convertible redeemable participating preferred shares Series D (“Series D”) to a group of investors for a consideration of $211,750.

On April 22, 2014, the Group entered into the agreements to repurchase 7,298,857 shares of Series A-1 preferred shares from one shareholder for a consideration of $30,750, which was paid in May 2014. The repurchase amount of $30,293 is in excess of the carrying amount of such Series A-1 preferred shares as of April 22, 2014 and was considered as deemed dividend to Series A-1 preferred shareholder and recorded in the accumulated deficit. All the preferred shares repurchased were cancelled on the same date.

On December 16, 2014, Series A, Series B, Series C and Series D preferred shares had been automatically converted into 200,718,811 Class A ordinary shares after the closing of IPO.

Key terms of the preferred shares are summarized as follows:

Voting rights

Shareholders of the preferred shares are entitled to the number of votes equal to the number of ordinary shares into which such preferred shares could be converted at the record date.

Dividends

Whenever a dividend is declared by the board of directors of the Company, the preferred shares holders shall receive, in preference to any dividend on any ordinary shares a cumulative dividend in an amount equal to 8% annually of the Original Issue Price, which was defined as $0.04714, $0.13469, $0.20204, $0.327, $1.2497 and $4.84627 per share for Series A-1, A-2, A-3, B, C and D preferred shares, respectively, as adjusted for stock splits, stock dividends, etc., and shall also participate on an as converted basis with respect to any dividends payable to the ordinary shares. The sequence of dividend participating right of all series of preferred shares was as follows:

(1) Series D

(2) Series C

(3) Series B

(4) Series A-3

(5) Series A-1, A-2

Liquidation preference

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, distributions to the shareholders of the Company shall be made in the following manners:

(i)	Before any distribution or payment shall be made to the holders of any ordinary shares, Series A preferred shares, Series B preferred shares or Series C preferred shares, each holder of Series D preferred shares shall be entitled to receive an amount equal to one hundred and thirty percent (130%) of the Original Issue Price of Series D preferred shares (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), plus all dividends accrued and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per Series D preferred share then held by such holder.

(ii)	After distribution or payment in full of the amount distributable or payable pursuant to (i) and before any distribution or payment shall be made to the holders of any ordinary shares, Series A preferred shares or Series B preferred shares, each holder of Series C preferred shares shall be entitled to receive an amount equal to one hundred and thirty percent (130%) of the Original Issue Price of Series C preferred shares (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), plus all dividends accrued and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per Series C preferred share then held by such holder.
(iii)	After distribution or payment in full of the amount distributable or payable pursuant to (i) and (ii) and before any distribution or payment shall be made to the holders of any ordinary shares or Series A preferred shares, each holder of Series B preferred shares shall be entitled to receive an amount equal to one hundred percent (100%) of the Original Issue Price of Series B (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), plus all dividends accrued and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per Series B preferred share then held by such holder.

(iv)	After distribution or payment in full of the amount distributable or payable pursuant to (i), (ii) and (iii) and before any distribution or payment shall be made to the holders of any ordinary shares, Series A-1 preferred shares or Series A-2 preferred shares, each holder of Series A-3 preferred shares shall be entitled to receive an amount equal to one hundred percent (100%) of the Original Issue Price of Series A-3 (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), plus all dividends accrued and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per Series A-3 preferred share then held by such holder.

(v)	After distribution or payment in full of the amount distributable or payable pursuant to (i), (ii), (iii) and (iv) and before any distribution or payment shall be made to the holders of any ordinary shares, each holder of Series A-1 preferred shares and each holder of Series A-2 preferred shares shall be entitled to receive on a pari passu basis an amount equal to one hundred fifty percent (150%) of the Original Issue Price of Series A-1 or the Original Issue Price of Series A-2 (as the case may be) (adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions), plus all dividends accrued and unpaid with respect thereto (as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions) per Series A-1 preferred share or Series A-2 preferred share, as the case may be, then held by such holder.

(vi)	After distribution or payment in full of the amount distributable or payable on the preferred shares pursuant to (i), (ii), (iii), (iv) and (v), the remaining assets of the Company available for distribution to shareholders shall first be used to pay any accrued but unpaid dividends on other shares and then be distributed ratably among the holders of outstanding ordinary shares and holders of preferred shares on an as-converted basis.

Redemption

At any time after (i) the fourth (4) anniversary of the closing of the Series D preferred share issuance, each holder of the then outstanding Series D preferred shares, or (ii) October 8, 2017, each holder of the then outstanding Series C preferred shares, or (iii) December 31, 2016, each holder of the then outstanding Series A preferred shares and Series B preferred shares, may require that the Company redeem all of its preferred shares.

The redemption price for each Series A-1 and Series A-2 preferred share shall be equal to a price per preferred share which is one hundred and fifty percent (150%) of the applicable Initial Purchase Price (equal to the applicable Original Issue Price), plus all declared or accrued but unpaid dividends thereon up until the date of redemption (adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions).

The redemption price for Series A-3, Series B, Series C and Series D preferred shares shall be equal to a price per share which is one hundred and twenty-five percent (125%) of the applicable Initial Purchase Price (equal to the applicable Original Issue Price), plus all declared or accrued but unpaid dividends thereon up until the date of redemption (adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions).

The Group assesses the probability of redemption and accrues proper accretion over the period from the date of issuance to the earliest redemption date of Series A-1, Series A-2, Series A-3, Series B, Series C and Series D preferred shares using the effective interest rate method.

The Group recognized $57,663, $nil and $nil as deemed dividend on Series A, Series B, Series C and Series D preferred shares accretion of redemption premium for the years ended December 31, 2014, 2015 and 2016, respectively.

Conversion

Each preferred share shall be convertible, at the option of the holder thereof, at any time after the original date of issuance, into such number of fully paid and nonassessable ordinary shares as determined by dividing the applicable Original Issue Price by then-effective conversion price.

The initial conversion ratio was one for one. The conversion price has a standard anti-dilution adjustment term for items such as stock splits and recapitalization. It also has a down-round provision, under which when the Company issues any additional shares at a price per share that is lower than the conversion price per share then in effect, the conversion price per share is adjusted down. There have been no such adjustments to the conversion price.

Each preferred share would automatically be converted into ordinary shares at the then effective conversion price, upon the closing of a Qualified IPO.

“Qualified IPO” means a firm commitment underwritten registered public offering by the Company of its ordinary Shares on the NASDAQ National Market System in the United States or Hong Kong or any other exchange in any other jurisdiction (on any combination of such exchanges and jurisdictions) acceptable to the majority preferred shareholders to the Company with aggregate offering proceeds (before deduction of fees, commissions or expenses) to the Company and selling shareholders, if any, of not less than $50,000 (or any cash proceeds of other currency of equivalent value).

The Company has determined that there was no beneficial conversion feature attributable to the various series of preferred shares because the initial conversion prices was higher than the fair value of the Company’s ordinary shares on issue date of each series shares.